Not FDIC Insured May Lose Value No Bank Guarantee
325-Q1PH

Schedule of Investments
(unaudited)
Templeton Global Balanced Fund 2
Notes to Schedule of Investments 9

Templeton Global Investment Trust
Schedule of Investments (unaudited), March 31, 2024
Templeton Global Balanced Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

.
a a Industry Shares a Value
a
Common Stocks 49.7%
China 2.2%
Alibaba Group Holding Ltd. ......... Broadline Retail 278,500 $ 2,518,446
Lenovo Group Ltd. ............... Technology Hardware, Storage & Peripherals 2,106,000 2,440,028
Prosus NV ..................... Broadline Retail 84,605 2,648,047
7,606,521
Germany 3.8%
Deutsche Post AG ................ Air Freight & Logistics 77,050 3,320,500
Deutsche Telekom AG ............. Diversified Telecommunication Services 179,505 4,357,194
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 56,040 1,905,582
Siemens AG .................... Industrial Conglomerates 18,872 3,603,231
13,186,507
Hungary 0.8%
Richter Gedeon Nyrt. ............. Pharmaceuticals 108,183 2,744,701
Japan 5.3%
Mitsubishi Electric Corp. ........... Electrical Equipment 261,700 4,380,293
SoftBank Corp. .................. Wireless Telecommunication Services 521,900 6,718,990
Sumitomo Mitsui Financial Group, Inc. . Banks 119,600 6,992,874
18,092,157
Netherlands 2.1%
SBM Offshore NV ................ Energy Equipment & Services 163,943 2,618,322
Shell plc ....................... Oil, Gas & Consumable Fuels 141,560 4,742,337
7,360,659
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd. , A .... Broadline Retail 32,900,733 —
a,b,c
K2016470219 South Africa Ltd. , B .... Broadline Retail 4,646,498 —
—
South Korea 4.0%
KB Financial Group, Inc. ........... Banks 40,024 2,086,217
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 125,905 7,547,264
Shinhan Financial Group Co. Ltd. .... Banks 114,693 4,035,479
13,668,960
Switzerland 0.6%
Adecco Group AG ................ Professional Services 54,593 2,159,945
Taiwan 1.3%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 181,300 4,343,329
United Kingdom 10.1%
AstraZeneca plc ................. Pharmaceuticals 65,730 8,829,720
Barratt Developments plc .......... Household Durables 705,586 4,234,651
BP plc ......................... Oil, Gas & Consumable Fuels 731,538 4,588,888
d
HSBC Holdings plc , ADR .......... Banks 111,200 4,376,832
Imperial Brands plc ............... Tobacco 197,565 4,416,139
Lloyds Banking Group plc .......... Banks 6,757,552 4,419,067
Unilever plc ..................... Personal Care Products 72,427 3,635,681
34,500,978
United States 19.5%
b
Alphabet, Inc. , A ................. Interactive Media & Services 48,375 7,301,239
Bank of America Corp. ............ Banks 171,380 6,498,730
CNH Industrial NV ................ Machinery 358,934 4,651,785

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Delta Air Lines, Inc. ............... Passenger Airlines 149,451 $ 7,154,219
DuPont de Nemours, Inc. .......... Chemicals 55,237 4,235,021
Fidelity National Information Services,
Inc. ......................... Financial Services 98,808 7,329,577
Kenvue, Inc. .................... Personal Care Products 125,859 2,700,934
Medtronic plc ................... Health Care Equipment & Supplies 39,900 3,477,285
PNC Financial Services Group, Inc.
(The) ........................ Banks 27,965 4,519,144
Stanley Black & Decker, Inc. ........ Machinery 31,422 3,077,156
Target Corp. .................... Consumer Staples Distribution & Retail 41,588 7,369,810
UnitedHealth Group, Inc. ........... Health Care Providers & Services 8,936 4,420,639
Wells Fargo & Co. ................ Banks 70,544 4,088,730
66,824,269
Total Common Stocks (Cost $ 146,429,809 ) .....................................
170,488,026
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a ,e ,f ,g
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, PIK, 3% ,
12/31/22 ..................... Broadline Retail 2,851,217 —
Senior Secured Note , 144A, PIK, 8% ,
12/31/22 ..................... Broadline Retail 2,929,327 EUR —
a ,e ,f ,g
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 1,782,466 —
—
Total Corporate Bonds (Cost $ 4,389,520 ) .......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 38.8%
Australia 5.0%
New South Wales Treasury Corp. ,
Senior Bond , 2% , 3/08/33 ........ 3,030,000 AUD 1,612,002
Queensland Treasury Corp. , Senior
Bond , 2% , 8/22/33 .............. 24,390,000 AUD 12,867,159
Treasury Corp. of Victoria ,
g
Senior Bond , Reg S, 2.25% , 9/15/33 2,270,000 AUD 1,210,058
Senior Bond , 2.25% , 11/20/34 ..... 2,680,000 AUD 1,380,954
17,070,173
Brazil 4.3%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/27 .................. 35,450,000 BRL 7,055,852
10% , 1/01/31 .................. 14,887,000 BRL 2,861,093
10% , 1/01/33 .................. 4,483,000 BRL 852,705
F , 10% , 1/01/29 ................ 21,143,000 BRL 4,137,432
14,907,082
Colombia 2.0%
Colombia Government Bond , Senior
Bond , 9.85% , 6/28/27 ............ 83,000,000 COP 21,055

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Colombia (continued)
Colombia Titulos de Tesoreria ,
B , 13.25% , 2/09/33 ............. 3,803,300,000 COP $ 1,160,290
B , 7.25% , 10/18/34 ............. 6,802,000,000 COP 1,436,796
B , 6.25% , 7/09/36 .............. 2,213,000,000 COP 410,825
B , 9.25% , 5/28/42 .............. 16,928,000,000 COP 3,877,929
6,906,895
Dominican Republic 1.4%
g
Dominican Republic Government Bond ,
Senior Bond , 144A, 5.3% , 1/21/41 .. 2,030,000 1,730,414
Senior Bond , 144A, 6.4% , 6/05/49 .. 760,000 715,791
Senior Bond , 144A, 5.875% , 1/30/60 2,634,000 2,246,281
4,692,486
Ecuador 1.5%
g
Ecuador Government Bond ,
Senior Bond , 144A, 3.5% , 7/31/35 .. 6,275,000 3,319,130
Senior Note , 144A, 6% , 7/31/30 .... 2,846,000 1,937,095
5,256,225
Egypt 1.7%
g
Egypt Government Bond ,
Senior Bond , 144A, 7.3% , 9/30/33 .. 320,000 262,947
Senior Bond , 144A, 8.5% , 1/31/47 .. 2,840,000 2,260,242
Senior Bond , 144A, 7.903% , 2/21/48 240,000 182,590
Senior Bond , 144A, 8.7% , 3/01/49 .. 200,000 162,119
Senior Bond , 144A, 8.875% , 5/29/50 780,000 643,063
Senior Bond , 144A, 8.75% , 9/30/51 . 2,210,000 1,794,244
Senior Bond , 144A, 7.5% , 2/16/61 .. 510,000 367,585
5,672,790
El Salvador 0.0%
†
g
El Salvador Government Bond , Senior
Bond , 144A, 7.65% , 6/15/35 ....... 100,000 76,318
Ghana 0.6%
e
Ghana Government Bond ,
PIK, 8.35% , 2/16/27 ............. 5,607,304 GHS 278,069
PIK, 8.5% , 2/15/28 .............. 5,615,579 GHS 248,355
PIK, 8.65% , 2/13/29 ............. 5,582,696 GHS 224,013
PIK, 5% , 2/12/30 ............... 5,590,923 GHS 207,321
PIK, 8.95% , 2/11/31 ............. 5,041,252 GHS 174,783
PIK, 9.1% , 2/10/32 .............. 5,048,670 GHS 166,544
PIK, 9.25% , 2/08/33 ............. 5,056,094 GHS 160,323
PIK, 9.4% , 2/07/34 .............. 4,482,962 GHS 138,073
PIK, 9.55% , 2/06/35 ............. 4,489,544 GHS 135,482
PIK, 9.7% , 2/05/36 .............. 4,496,131 GHS 133,894
PIK, 9.85% , 2/03/37 ............. 4,502,722 GHS 133,088
PIK, 10% , 2/02/38 .............. 4,509,319 GHS 132,904
2,132,849
Hungary 2.5%
Hungary Government Bond ,
1% , 11/26/25 .................. 1,242,000,000 HUF 3,113,471
3% , 10/27/27 .................. 106,800,000 HUF 259,335

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Hungary (continued)
Hungary Government Bond, (continued)
4.75% , 11/24/32 ................ 2,203,700,000 HUF $ 5,287,285
8,660,091
India 4.7%
India Government Bond ,
Senior Bond , 7.26% , 8/22/32 ...... 664,300,000 INR 8,051,053
Senior Bond , 7.18% , 8/14/33 ...... 221,200,000 INR 2,675,965
Senior Note , 7.1% , 4/18/29 ....... 448,200,000 INR 5,388,776
16,115,794
Indonesia 2.3%
Indonesia Government Bond ,
FR82 , 7% , 9/15/30 .............. 4,273,000,000 IDR 275,100
FR87 , 6.5% , 2/15/31 ............ 4,108,000,000 IDR 257,134
FR91 , 6.375% , 4/15/32 .......... 11,532,000,000 IDR 714,431
FR95 , 6.375% , 8/15/28 .......... 28,742,000,000 IDR 1,803,540
FR96 , 7% , 2/15/33 .............. 73,842,000,000 IDR 4,760,120
7,810,325
Kazakhstan 2.9%
Kazakhstan MEOKAM ,
10.67% , 1/21/26 ................ 159,600,000 KZT 351,906
15.35% , 11/18/27 ............... 27,100,000 KZT 67,344
Kazakhstan MEUKAM ,
9% , 7/03/27 ................... 365,400,000 KZT 769,019
10.4% , 4/12/28 ................ 225,400,000 KZT 488,696
15.3% , 3/03/29 ................ 833,280,000 KZT 2,112,615
10.55% , 7/28/29 ................ 54,200,000 KZT 115,570
11% , 2/04/30 .................. 127,900,000 KZT 277,754
10.3% , 3/17/31 ................ 1,747,020,000 KZT 3,626,146
14% , 5/12/31 .................. 215,190,000 KZT 530,110
Senior Bond , 5.5% , 9/20/28 ....... 388,700,000 KZT 696,137
Senior Bond , 7.68% , 8/13/29 ...... 564,500,000 KZT 1,072,143
10,107,440
Kenya 0.7%
g
Kenya Government Bond , Senior Note ,
144A, 9.75% , 2/16/31 ............ 2,420,000 2,485,038
Mexico 3.4%
Mexican Bonos ,
M , 10% , 11/20/36 ............... 4,570,000 MXN 289,547
M , Senior Bond , 7.75% , 11/23/34 ... 14,160,000 MXN 762,251
Mexican Bonos Desarr Fixed Rate ,
M , 7.5% , 5/26/33 ............... 86,420,000 MXN 4,631,981
M , Senior Bond , 8.5% , 5/31/29 ..... 13,800,000 MXN 803,818
M , Senior Bond , 8.5% , 11/18/38 .... 8,380,000 MXN 468,779
M , Senior Bond , 7.75% , 11/13/42 ... 18,030,000 MXN 921,546
Petroleos Mexicanos , Senior Note ,
6.84% , 1/23/30 ................ 4,240,000 3,742,070
11,619,992

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mongolia 0.7%
g
Mongolia Government Bond ,
Senior Bond , 144A, 4.45% , 7/07/31 . 1,450,000 $ 1,231,775
Senior Note , 144A, 5.125% , 4/07/26 . 200,000 193,593
Senior Note , 144A, 3.5% , 7/07/27 .. 1,000,000 902,244
2,327,612
Panama 1.2%
Panama Government Bond ,
Senior Bond , 6.4% , 2/14/35 ....... 590,000 558,629
Senior Bond , 6.7% , 1/26/36 ....... 2,650,000 2,578,869
Senior Bond , 6.875% , 1/31/36 ..... 1,150,000 1,124,033
4,261,531
Romania 1.5%
g
Romania Government Bond , 144A,
2.875% , 4/13/42 ................ 6,920,000 EUR 5,128,024
Sri Lanka 0.3%
f ,g
Sri Lanka Government Bond ,
Senior Bond , 144A, 6.2% , 5/11/27 .. 1,400,000 829,443
Senior Bond , 144A, 6.75% , 4/18/28 . 200,000 118,482
Senior Bond , 144A, 7.85% , 3/14/29 . 200,000 118,492
1,066,417
Supranational 1.4%
h
Asian Development Bank , Senior Note ,
11.2% , 1/31/25 ................. 17,931,000,000 COP 4,634,537
Uruguay 0.7%
i
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875% , 7/02/40 85,212,593 UYU 2,449,261
Total Foreign Government and Agency Securities (Cost $ 131,766,681 ) ............
133,380,880
U.S. Government and Agency Securities 1.2%
United States 1.2%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 3,020,000 2,609,528
3.75%, 11/15/43 ................ 1,550,000 1,402,598
4,012,126
Total U.S. Government and Agency Securities (Cost $ 4,205,410 ) ..................
4,012,126
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 168,113 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 286,791,420 ) ...............................
307,881,032

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At March 31, 2024, the Fund had the following forward exchange contracts outstanding.
Short Term Investments 9.4%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 3.6%
Egypt 3.6%
j
Egypt Treasury Bills ,
3/04/25 ...................... 316,200,000 EGP $ 5,323,906
3/18/25 ...................... 432,175,000 EGP 7,204,521
12,528,427
Total Foreign Government and Agency Securities (Cost $ 12,175,893 ) ..............
12,528,427
Shares
Money Market Funds 4.8%
United States 4.8%
k,l
Institutional Fiduciary Trust - Money
Market Portfolio , 4.997% ......... 16,308,016 16,308,016
Total Money Market Funds (Cost $ 16,308,016 ) ..................................
16,308,016
Investments from Cash Collateral Received for Loaned
Securities 1.0%
Money Market Funds 1.0%
k,l
Institutional Fiduciary Trust - Money
Market Portfolio , 4.997% ......... 3,391,000 3,391,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 3,391,000 ) .................................................................
3,391,000
a a a a a
Total Short Term Investments (Cost $ 31,874,909 ) ................................
32,227,443
a a a
Total Investments (Cost $ 318,666,329 ) 99.1% ...................................
$340,108,475
Other Assets, less Liabilities 0.9% .............................................
3,162,817
Net Assets 100.0% ...........................................................
$343,271,292
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
A portion or all of the security is on loan at March 31, 2024.
e
Income may be received in additional securities and/or cash.
f
Defaulted security or security for which income has been deemed uncollectible.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $27,914,968, representing 8.1% of net assets.
h
A supranational organization is an entity formed by two or more central governments through international treaties.
i
Principal amount of security is adjusted for inflation.
j
The security was issued on a discount basis with no stated coupon rate.
k
See Note 4 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 130,568,000 1,561,006 4/05/24 $ 4,801 $ —
Japanese Yen ...... HSBK Buy 88,900,000 606,611 4/05/24 — (19,114)
Japanese Yen ...... MSCO Buy 2,238,000,000 15,486,818 4/05/24 — (696,977)
Japanese Yen ...... MSCO Sell 2,158,700,000 14,275,804 4/05/24 10,018 —
Chilean Peso ...... HSBK Buy 981,900,000 1,013,574 4/12/24 — (11,741)
Japanese Yen ...... BNDP Buy 239,887,530 1,680,401 4/15/24 — (92,662)
Japanese Yen ...... BOFA Buy 1,149,710,460 7,973,694 4/15/24 — (364,128)
Japanese Yen ...... DBAB Buy 1,110,438,260 7,774,267 4/15/24 — (424,632)
Thai Baht ......... DBAB Buy 130,900,000 3,708,215 4/17/24 — (116,316)
Chilean Peso ...... HSBK Buy 798,100,000 823,531 4/25/24 — (9,588)
Chilean Peso ...... JPHQ Buy 902,400,000 930,760 4/25/24 — (10,448)
Chilean Peso ...... JPHQ Buy 1,185,600,000 1,208,526 4/26/24 567 —
Norwegian Krone ... MSCO Buy 45,160,000 4,056,154 4/29/24 105,693 —
Norwegian Krone ... MSCO Sell 26,680,000 2,630,472 4/29/24 171,702 —
Japanese Yen ...... JPHQ Buy 251,863,750 1,733,578 5/21/24 — (56,888)
Australian Dollar .... DBAB Buy 2,688,000 1,767,986 5/22/24 — (13,686)
Australian Dollar .... JPHQ Buy 4,277,000 2,811,015 5/22/24 — (19,667)
Euro ............. HSBK Buy 3,970,000 4,322,087 6/04/24 — (28,189)
Australian Dollar .... MSCO Buy 6,160,000 4,089,378 6/11/24 — (66,888)
Norwegian Krone ... DBAB Buy 40,861,000 3,769,969 6/11/24 — (451)
Malaysian Ringgit ... GSCO Buy 40,100,000 8,597,770 6/12/24 — (168,526)
Malaysian Ringgit ... GSCO Buy 37,580,000 8,073,040 6/18/24 — (171,021)
South Korean Won .. DBAB Buy 14,345,810,000 10,881,640 6/20/24 — (208,228)
South Korean Won .. DBAB Sell 1,996,000,000 1,489,263 6/20/24 4,221 —
Mexican Peso ...... MSCO Buy 7,426,000 326,882 9/03/24 109,062 —
Mexican Peso ...... MSCO Sell 7,426,000 315,711 9/03/24 — (120,234)
Thai Baht ......... HSBK Buy 203,700,000 5,756,839 9/18/24 — (107,399)
South Korean Won .. HSBK Buy 7,746,000,000 5,946,523 9/19/24 — (154,815)
Total Forward Exchange Contracts ................................................... $406,064 $(2,861,598)
Net unrealized appreciation (depreciation) ............................................ $(2,455,534)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 13 .

Templeton Global Investment Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
Templeton Global Balanced Fund
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three separate funds, one of which are included in this report (Fund).
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At March 31, 2024, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Balanced Fund
32,900,733
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 81,025 $ —
4,646,498
a
K2016470219 South Africa Ltd., B ............... 2/01/17 3,450 —
Total Restricted Securities (Value is —% of Net Assets) .............. $84,475 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of March 31, 2024.
2. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2024, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Balanced Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $4,293,363 $63,941,277 $(51,926,624) $— $— $16,308,016 16,308,016 $157,890
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $— $3,391,000 $— $— $— $3,391,000 3,391,000 $2,585
Total Affiliated Securities ... $4,293,363 $67,332,277 $(51,926,624) $— $— $19,699,016 $160,475

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
A summary of inputs used as of March 31, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund
Assets:
Investments in Securities:
a
Common Stocks :
China ............................... $ — $ 7,606,521 $ — $ 7,606,521
Germany ............................. — 13,186,507 — 13,186,507
Hungary ............................. 2,744,701 — — 2,744,701
Japan ............................... — 18,092,157 — 18,092,157
Netherlands ........................... — 7,360,659 — 7,360,659
South Africa ........................... — — —
b
—
South Korea .......................... — 13,668,960 — 13,668,960
Switzerland ........................... — 2,159,945 — 2,159,945
Taiwan ............................... — 4,343,329 — 4,343,329
United Kingdom ........................ 4,376,832 30,124,146 — 34,500,978
United States .......................... 66,824,269 — — 66,824,269
Corporate Bonds ........................ — — —
b
—
Foreign Government and Agency Securities .... — 133,380,880 — 133,380,880
U.S. Government and Agency Securities ....... — 4,012,126 — 4,012,126
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 19,699,016 12,528,427 — 32,227,443
Total Investments in Securities ........... $93,644,818 $246,463,657
c
$— $340,108,475
Other Financial Instruments:
Forward exchange contracts ............... $— $406,064 $— $406,064
Total Other Financial Instruments ......... $— $406,064 $— $406,064
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 2,861,598 $ — $ 2,861,598
Total Other Financial Instruments ......... $— $2,861,598 $— $2,861,598
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $96,542,224, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
ADR
American Depositary Receipt
PIK
Payment-In-Kind
5. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
Currency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
HUF
Hungarian Forint
IDR
Indonesian Rupiah
INR
Indian Rupee
KZT
Kazakhstani Tenge
MXN
Mexican Peso
UYU
Uruguayan Peso
Abbreviations
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.